Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	¥ (1,574,080)	$ (247,007)	¥ (663,869)	¥ (321,535)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, equipment and software	17,906	2,810	12,892	6,687
Amortization of intangible assets	186	29	173
Fair value change of warrant			150,685
Share of results of equity method investee			15	29
Share-based compensation expense	226,161	35,490	227,828	27,996
Loss from disposal of property and equipment	548	86	178	12
(Gain)/loss from disposals of subsidiaries	252	40	(180)
Impairment loss	40,501	6,355
Changes in operating assets and liabilities:
Accounts receivable	(104,052)	(16,328)	(286,839)	(147,327)
Contract assets	255,050	40,023	(230,862)	(528,614)
Prepaid expense and other assets	254,815	39,985	(385,554)	(153,730)
Amount due from/to related party	10,424	1,636	3,918	2,671
Deferred revenue	(21,214)	(3,329)	347	(12,713)
Insurance premium payables	77,702	12,193	287,089	154,254
Deferred tax assets	(11,840)	(1,858)
Deferred tax liabilities	(213,121)	(33,443)	49,514	142,348
Accrued expenses and other current liabilities	(52,025)	(8,164)	47,400	303,361
Right of use assets, net	1,613	253	(10,974)	(49,197)
Operating lease liabilities	(5,478)	(860)	21,131	42,863
Net cash used in operating activities	(1,096,652)	(172,089)	(777,108)	(532,895)
Cash flows from investing activities:
Purchase of property, equipment and software	(35,659)	(5,595)	(26,709)	(13,267)
Disposal of property, equipment and software	27	4
Purchase of intangible assets	(816)	(128)
Purchase of short-term investments	(13,054,640)	(2,048,558)	(1,282,428)	(528,719)
Proceeds from maturity of short-term investments	12,253,325	1,922,814	110,000	503,260
Purchase of long-term investments	(9,900)	(1,554)		(2,072)
Acquisitions of subsidiaries, net of cash acquired	765	120	(28,710)	(5,070)
Disposal of subsidiaries, net of cash disposed			8,355
Loans to related parties			(1)	(1,220)
Repayment of loans to related parties			1,792	1,133
Net cash used in investing activities	(846,898)	(132,897)	(1,217,701)	(45,955)
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net			2,048,986	1,491,983
Proceeds from initial public offering, net of offering cost	2,133,437	334,782
Repayment of short-term borrowings				(19,140)
Proceeds from exercise of share option	2,971	466	2,073
Payment for share repurchase	(16,546)	(2,596)
Principal payments under finance lease obligation	(192)	(30)	(169)	(68)
Net cash provided by financing activities	2,119,670	332,622	2,050,890	1,472,775
Effect of exchange rate changes on cash and cash equivalents	(14,086)	(2,209)	(26,884)	27,342
Net increase in cash and cash equivalents and restricted cash	162,034	25,427	29,197	921,267
Total cash and cash equivalents and restricted cash at beginning of year	1,323,349	207,662	1,294,152	372,885
Total cash and cash equivalents and restricted cash at end of year	1,485,383	233,089	1,323,349	1,294,152
Reconciliation to Amounts on Consolidated Balance Sheets. [Abstract]
Cash and cash equivalents	817,719		1,061,962	964,476
Restricted cash	667,664		261,387	329,676
Total cash and cash equivalents and restricted cash at end of year	1,485,383	233,089	1,323,349	1,294,152
Supplemental disclosure of cash flow information
Cash paid for interest				311
Cash paid for income tax	2,532	397	704	149
Supplemental disclosure of non-cash investing and financing activities
Accrued expenses and other current liabilities related to purchase of property and equipment	¥ 71	$ 11	1,203	7,507
Accrued expenses and other current liabilities related to acquisitions of subsidiaries				¥ 612
Issuance of preferred share upon conversion of warrant			¥ 226,876